Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Basis of preparation
Accounting policies followed in interim financial statements

The accounting policies applied by the Group in determining the IFRS basis results in this report are the same as those previously applied in the Group’s consolidated financial statements for the year ended 31 December 2020, as disclosed in the 2020 Form 20-F, aside from those discussed in note A2 below.

In 2021, the Group changed its operating segments for financial reporting under IFRS 8, ‘Operating Segments’ as discussed further in note B1.3 and has reclassified Jackson as held for distribution and discontinued operations as discussed further below.

These 2020 consolidated financial statements do not represent Prudential’s statutory accounts for the purpose of the UK Companies Act 2006.

Discontinued operations

Discontinued operations

On 28 January 2021, the Board announced that it had decided to pursue the separation of its US operations (Jackson) from the Group through a demerger, whereby shares in Jackson would be distributed to Prudential shareholders, subject to regulatory and shareholder approvals. In accordance with IFRS 5, ‘Non-Current Assets Held for Sale and Discontinued Operations’, the Group’s US operations have been classified as held for distribution and discontinued operations in these condensed consolidated financial statements.

In order to present the results of the continuing operations on a comparable basis, and consistent with IFRS 5 requirements, loss after tax attributable to the discontinued US operations in half year 2021 has been shown in a single line in the income statement with 2020 comparatives being restated accordingly, with further analysis provided in note D1.2. Notes B1 to B4 have also been prepared on this basis.

IFRS 5 does not permit the comparative 31 December 2020 statements of financial position to be re-presented, as the US operations were not classified as discontinued at these dates. In the related balance sheet notes, prior period balances have been presented to show the amounts from discontinued US operations separately from continuing operations in order to present the results of the continuing operations on a comparable basis. Additionally, in the analysis of movements in Group’s assets and liabilities between the beginning and end of the periods, the balances of the discontinued US operations are removed from the opening balances to show the underlying movements from continuing operations.

New accounting pronouncements in 2021

A2     New accounting pronouncements in 2021

The IASB has issued the following new accounting pronouncements to be effective from 1 January 2021:

-	Amendments to IFRS 7, IFRS 9, IAS 39, IFRS 4 and IFRS 16 ‘Interest Rate Benchmark Reform – phase 2’ issued in August 2020;
-	Amendments to IFRS 16, ‘Covid-19 Related Rent Concession beyond 30 June 2021’ issue in March 2021; and
-	Amendments to IFRS 4, ‘Extension of temporary IFRS 9 exemption until 1 January 2023’.

The adoption of these pronouncements have had no significant impact on the Group financial statements.